Commodity risk management contracts (Summary of Gain (Loss) on the Commodity Risk Management Contracts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Consolidated Statement Of Comprehensive Income [Abstract]
Realized (loss) gain on commodity risk management contracts	$ (83,244)	$ (109,654)	$ 21,059
Unrealized gain (loss) on commodity risk management contracts	13,023	463	(12,978)
Total	$ (70,221)	$ (109,191)	$ 8,081